TAXATION - Expiration dates of operating loss carried forwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 41,777
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss subject to expiration	$ 122
Number of years to carryforward	20 years
Net operating loss carried forward indefinitely	$ 23,736
State
Operating Loss Carryforwards [Line Items]
Net operating loss subject to expiration	$ 17,919
Number of years to carryforward	20 years
2028 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 41,777